Note 4 - Exploration and Evaluation Assets (Details Textual)														1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended											24 Months Ended	36 Months Ended	48 Months Ended	62 Months Ended
	Jun. 28, 2027 CAD ($)	Jun. 28, 2026 CAD ($)	Jun. 28, 2025 CAD ($)	Jun. 28, 2024 CAD ($)	Jun. 10, 2024 CAD ($)	Jun. 06, 2024 CAD ($)	Apr. 10, 2024 CAD ($)	Jun. 28, 2023 CAD ($)	Jun. 09, 2023 CAD ($)	Jun. 23, 2022 CAD ($)	Aug. 01, 2021 CAD ($)	Jul. 30, 2021 CAD ($)	May 17, 2017 CAD ($)	Oct. 31, 2022 USD ($)	Jun. 28, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Jul. 30, 2025 CAD ($)	Jul. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Jul. 30, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Jul. 30, 2022 CAD ($)	Jul. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Jul. 30, 2023 CAD ($)	Jul. 30, 2024 CAD ($)	Jul. 30, 2025 CAD ($)	Jun. 09, 2027 CAD ($)	Jun. 12, 2024	Mar. 31, 2024 USD ($)	May 17, 2017 USD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2015
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets																				$ 198,829			$ 294,962				$ 220,029
Increase (decrease) for purchase of evaluation and exploration assets																				235,600			152,454				94,963
Proceeds from sales of property, plant and equipment																				0			3,500,000				0
Shares issued for services																				0			0				42,933
Accrued royalty payments outstanding																				301,967			313,001				261,685
Transfer agent and filing fees																				$ 290,042			75,446				85,914
Zoro I [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																				100.00%	100.00%
Cash transferred																				$ 150,000
Number of instruments or interests issued or issuable																				140,000														140,000		20,000
Equity interests of acquirer																				$ 635,000																$ 135,000
Zoro North [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																				100.00%	100.00%
Cash transferred																				$ 250,000
Number of instruments or interests issued or issuable																				52,656														52,656
Equity interests of acquirer																				$ 250,000
Net Smelter Royalty Return Percentage																				2.00%														2.00%
Expense arising from exploration for and evaluation of mineral resources																				$ 1,000,000
Option agreement, percentage of NSR to be acquired																				50.00%														50.00%
Option agreement, net smelter royalty percentage																				1.00%														1.00%
Option agreement, cash payment																				$ 1,000,000
Manitoba Lithium [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																				100.00%	100.00%
Cash transferred																				$ 250,000
Number of instruments or interests issued or issuable																				54,494														54,494
Equity interests of acquirer																				$ 250,000
Net Smelter Royalty Return Percentage																				2.00%														2.00%
Option agreement, percentage of NSR to be acquired																				50.00%														50.00%
Option agreement, net smelter royalty percentage																				1.00%														1.00%
Option agreement, cash payment																				$ 1,000,000
Grass River Property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets																	$ 1,755			1,755			3,000				40,500
Increase (decrease) for purchase of evaluation and exploration assets																				0			$ 0				0
Peg North Property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																							100.00%	100.00%
Number of instruments or interests issued or issuable									13,072	10,526
Net Smelter Royalty Return Percentage																							2.00%
Expense arising from exploration for and evaluation of mineral resources																				849,406			$ 660,427
Option agreement, net smelter royalty percentage																							1.00%
Option agreement, cash payment																							$ 1,500,000
Purchase of exploration and evaluation assets								$ 100,000		$ 100,000										100,000			100,000				0
Increase (decrease) for purchase of evaluation and exploration assets									$ 100,000	$ 100,000										100,000			$ 100,000				0
Peg North Property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable																																	28,818
Expense arising from exploration for and evaluation of mineral resources																																$ 3,000,000
Purchase of exploration and evaluation assets	$ 150,000	$ 150,000	$ 150,000	$ 100,000		$ 100,000																										750,000
Increase (decrease) for purchase of evaluation and exploration assets	$ 150,000	$ 150,000	$ 150,000	$ 100,000																												$ 750,000
Hidden Lake Property [member]
Statement Line Items [Line Items]
Proportion of ownership interest sold																							60.00%	60.00%
Proceeds from sales of property, plant and equipment																							$ 3,500,000
Adjustments for gain (loss) on disposals, property, plant and equipment																							3,500,000
Winston Property [member]
Statement Line Items [Line Items]
Cash transferred													$ 240,000
Number of instruments or interests issued or issuable													88,000																						88,000
Purchase of exploration and evaluation assets																				4,245			133,962				79,529
Increase (decrease) for purchase of evaluation and exploration assets																				$ 0			0				0
Option agreement, ownership interest after exercise																																					80.00%
Shares issued for services													$ 341,500
Ivanhoe Emporia Claims [member]
Statement Line Items [Line Items]
Cash transferred																																		$ 500,000
Net Smelter Royalty Return Percentage																				2.00%														2.00%
Purchase of exploration and evaluation assets																$ 201,535
Payables for purchase of non-current assets																																		$ 361,375
Accrued royalty payments outstanding																																		298,465
Ivanhoe Emporia Claims [member] | Bottom of range [member]
Statement Line Items [Line Items]
Royalty expense																					$ 222,975			$ 231,125				$ 207,125
Little Granite Claims [Member]
Statement Line Items [Line Items]
Cash transferred																																			$ 500,000
Purchase of exploration and evaluation assets														$ 75,000
Accrued royalty payments outstanding																																			434,000
Aggregate Consideration																				$ 434,000															$ 186,000
Jean Lake Property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate												100.00%
Number of instruments or interests issued or issuable											5,000											6,128			6,704	6,704			6,128
Net Smelter Royalty Return Percentage												2.00%
Expense arising from exploration for and evaluation of mineral resources																										$ 50,000
Option agreement, net smelter royalty percentage												1.00%
Option agreement, cash payment												$ 1,000,000
Purchase of exploration and evaluation assets											$ 25,000									50,000			50,000		$ 50,000		25,000
Increase (decrease) for purchase of evaluation and exploration assets											$ 25,000									50,000			50,000		$ 50,000		25,000
Jean Lake Property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Expense arising from exploration for and evaluation of mineral resources																													$ 100,000	$ 150,000	$ 200,000
Purchase of exploration and evaluation assets																		$ 75,000	$ 50,000			$ 50,000
Increase (decrease) for purchase of evaluation and exploration assets																		$ 75,000	$ 50,000			$ 50,000
Jean Lake and Zoro Lithium properties [member] | Government grant agreement one [member]
Statement Line Items [Line Items]
Government grant agreement																											300,000
Proceeds from government grants																							100,000				200,000
Jean Lake and Zoro Lithium properties [member] | Government grant agreement two [member]
Statement Line Items [Line Items]
Government grant agreement																							300,000
Proceeds from government grants																				100,000			200,000
Jean Lake and Zoro Lithium properties [member] | Manitoba Grant [Member]
Statement Line Items [Line Items]
Government grant agreement																				300,000
Proceeds from government grants																				$ 100,000
Jean Lake and Zoro Lithium properties [member] | Major purchases of assets [member] | Manitoba Grant [Member]
Statement Line Items [Line Items]
Proceeds from government grants					$ 100,000		$ 100,000								$ 200,000
Jean Lake and Zoro Lithium properties [member] | Entering into significant commitments or contingent liabilities [member] | Manitoba Grant [Member]
Statement Line Items [Line Items]
Proceeds from government grants															$ 200,000
Lac Simard South property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																				100.00%	100.00%
Cash transferred																				$ 41,533														$ 35,000
Number of instruments or interests issued or issuable																				10,700														10,700
Equity interests of acquirer																				$ 85,600
Purchase of exploration and evaluation assets																				41,553			0				0
Increase (decrease) for purchase of evaluation and exploration assets																				85,600			$ 0				0
Jol Lithium Property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																							100.00%	100.00%
Cash transferred																							$ 8,000
Number of instruments or interests issued or issuable																							364
Net Smelter Royalty Return Percentage																							2.00%
Purchase of exploration and evaluation assets																				1,276			$ 8,000				0
Increase (decrease) for purchase of evaluation and exploration assets																				0			2,454				$ 0
Cost of issuance of shares																							$ 2,454
Transfer agent and filing fees																				$ 1,276